Earnings Before Income Taxes and the Provision for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Income Tax Disclosure [Abstract]
Earnings before income taxes, United States	$ 1,117	$ 3,596	$ 2,156
Earnings before income taxes, Outside United States	289	494	297
Earnings before income taxes	1,406	4,090	2,453
Current United States federal provision for income taxes	678	591	209
Deferred United States federal provision for income taxes	(336)	566	424
United States federal provision for income taxes	342	1,157	633
Current state and local provision for income taxes	(34)	34	54
Deferred state and local provision for income taxes	(26)	61	43
State and local provision for income taxes	(60)	95	97
United States provision for income taxes	282	1,252	730
Current outside United States provision for income taxes	80	42	78
Deferred outside United States provision for income taxes	1	81	3
Outside United States provision for income taxes	81	123	81
Provision for income taxes	$ 363	$ 1,375	$ 811